Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (3,113,992)	$ (2,146,968)	$ (4,924,617)	$ (15,665,983)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	39,821	67,374	185,803	289,208
Share-based compensation expense	337,966	238,835	634,082	1,769,964
Change in fair value of liability classified warrants	340,115	(190,219)	(3,269,148)	1,470,174
Changes in operating assets and liabilities:
Trade and other receivables	56,275	175,430	18,745	(302,311)
Related party receivable	362,176	89,937	62,064	53,081
Prepaid expenses	75,938	56,241	32,303	297,298
Other assets	19,125	(4,000)	(3,991)	1,855
Accounts payable and accrued expenses	244,319	293,119	(36,991)	(1,522,917)
Accrued bonuses		(418,625)	(418,625)	(434,338)
Other current liabilities	(27,648)	(7,369)	11,490	(230,189)
Other long term liabilities		(704)	(1,876)	(16,333)
Net cash used in operating activities	(1,665,905)	(1,846,949)	(7,692,419)	(13,416,162)
Cash flows from investing activities:
Maturity of short-term investments		5,000,000	5,000,000	5,000,000
Net cash provided by investing activities		5,000,000	4,998,286	(94,046)
Cash flows from financing activities:
Payments of short-term notes payable	(117,019)	(104,244)	(363,345)	(326,533)
Net cash used in financing activities	(117,019)	(104,244)	1,814,233	4,990,778
Effects of exchange rates on cash	903	501	(7,930)	(579)
Net (decrease) increase in cash and cash equivalents	(1,782,021)	3,049,308	(887,830)	(8,520,009)
Cash and cash equivalents, beginning of period	5,787,110	6,674,940	6,674,940	15,194,949
Cash and cash equivalents, end of period	4,005,089	9,724,248	5,787,110	6,674,940
Supplemental disclosure of cash flows information:
Cash paid for interest	$ 2,017	$ 1,920	$ 7,698	$ 118,257